Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 5,197	$ 22,788	$ 22,448	$ 61,914
Trading Containers
Segment Reporting Information [Line Items]
Revenue	4,324	5,791	13,139	18,801
Gain on sale of owned fleet containers, net	5,197	22,788	22,448	61,914
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	1,174	5,241	6,372	11,942
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	2,909	2,901	8,231	8,525
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	3,294	15,623	13,866	40,450
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	1,139	2,602	3,986	8,574
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	729	1,924	2,210	9,522
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 276	$ 288	$ 922	$ 1,702